Description of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Restaurant Count for Geographic Areas

The following table outlines our restaurant count, by brand and consolidated, and Burger King restaurant activity for the periods indicated.

Burger King Restaurants	2014	2013	2012
Franchised restaurants – beginning of period	13,615	12,579	11,217
Franchise - Openings	999	882	691
Franchise - Closures	(294)	(206)	(200)
Net refranchisings	—	360	871

Franchised restaurants – end of period	14,320	13,615	12,579
Company restaurants – end of period	52	52	418

Total systemwide restaurants – end of period	14,372	13,667	12,997

Tim Hortons Restaurants	2014
Franchised restaurants – end of period	4,658
Company restaurants – end of period	13

Total systemwide restaurants – end of period	4,671

System Wide Restaurants	2014
Franchised restaurants – end of period	18,978
Company restaurants – end of period	65

Total systemwide restaurants – end of period	19,043

Summary of Total Consideration

The computation of consideration paid and the preliminary allocation of consideration to the net tangible and intangible assets acquired are presented in the tables that follow (in millions).

Cash consideration (a)	$7,516.7
Share consideration (b)	3,778.2

Total consideration paid	$11,294.9

(a)	Includes $13.9 million for the settlement of share-based compensation.
(b)	Calculated as 106,565,335 shares issued to former holders of Tim Hortons common shares, multiplied by $35.50, which was the closing price of a share of Burger King Worldwide common stock on the Closing Date, reduced by post-combination expense of approximately $4.9 million associated with accelerated vesting and recognition of certain Tim Hortons share-based compensation.

Summary of Assets Acquired and Liabilities Assumed

More specifically, the provisional assets and liabilities, as initially recorded as of the Closing Date, were impacted by the revised valuation as follows:

	Revised Fair Value	Provisional Value	Adjustment
ASSETS
Total current assets	$654.9	$640.7	$14.2
Property and equipment	1,673.0	1,778.0	(105.0)
Tim Hortons Brand	7,255.0	6,236.9	1,018.1
Other intangible assets	564.3	580.7	(16.4)
Goodwill	4,640.0	5,263.2	(623.2)
Other assets	146.2	92.5	53.7

Value of assets	$14,933.4	$14,592.0	$341.4

LIABILITIES
Accounts and drafts payable	$228.2	$228.2	$—
Advertising fund liabilities	49.7	49.7	—
Other accrued liabilities	223.0	222.3	0.7
Total debt and capital lease obligations	1,346.0	1,233.8	112.2
Other liabilities, net	375.3	310.3	65.0
Deferred income taxes, net	1,415.2	1,251.7	163.5

Total liabilities	$3,637.4	$3,296.0	$341.4

NONCONTROLLING INTEREST	$1.1	$1.1	$—

Summary of Revised Valuation of Consolidated Balance Sheet

We have retrospectively adjusted the provisional values to reflect the revised valuation, and therefore, our consolidated balance sheet as of December 31, 2014 presented herein reflects the following measurement period adjustments:

	As Provisionally Reported	Measurement Period Adjustments and Impact of New Accounting Standards Update(a)	As Retrospectively Adjusted
ASSETS
Current assets:
Cash and cash equivalents	$1,803.2	$—	$1,803.2
Restricted cash and cash equivalents	84.5	—	84.5
Trade and notes receivable, net	439.9	1.3	441.2
Inventories and other current assets, net(a)	194.9	(22.6)	172.3
Advertising fund restricted assets	53.0	—	53.0
Deferred income taxes, net	85.6	1.0	86.6

Total current assets	2,661.1	(20.3)	2,640.8
Property and equipment, net	2,539.6	(102.5)	2,437.1
Intangible assets, net	9,441.1	1,004.0	10,445.1
Goodwill	5,851.3	(621.2)	5,230.1
Net investment in property leased to franchisees	140.5	—	140.5
Other assets, net(a)	530.4	(86.0)	444.4

Total assets	$21,164.0	$174.0	$21,338.0

LIABILITIES, REDEEMABLE PREFERRED SHARES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts and drafts payable	$223.0	$—	$223.0
Accrued advertising	25.9	—	25.9
Other accrued liabilities	318.8	16.8	335.6
Gift card liability	187.0	—	187.0
Advertising fund liabilities	45.6	(0.1)	45.5
Current portion of long-term debt and capital leases	1,124.9	3.9	1,128.8

Total current liabilities	1,925.2	20.6	1,945.8
Term debt, net of current portion(a)	8,936.7	(110.2)	8,826.5
Capital leases, net of current portion	175.7	68.0	243.7
Other liabilities, net	644.1	63.7	707.8
Deferred income taxes, net	1,862.1	120.7	1,982.8

Total liabilities	13,543.8	162.8	13,706.6
Redeemable preferred shares	3,297.0	—	3,297.0
Shareholders’ equity:
Common shares	1,755.0	—	1,755.0
Retained earnings	227.6	3.4	231.0
Accumulated other comprehensive income (loss)	(111.7)	3.1	(108.6)

Total Restaurant Brands International Inc. shareholders’ equity	1,870.9	6.5	1,877.4
Noncontrolling interests	2,452.3	4.7	2,457.0

Total shareholders’ equity	4,323.2	11.2	4,334.4

Total liabilities, redeemable preferred shares and shareholders’ equity	$21,164.0	$174.0	$21,338.0

(a)	In April 2015, the FASB issued an accounting standards update that changed the presentation of debt issuance costs in financial statements. Under the new guidance, an entity presents such costs in the balance sheet as a direct deduction from the related debt obligation rather than as an asset. During the nine months ended September 30, 2015, we adopted this updated standard, which required retrospective application and resulted in the reclassification of debt issuance costs of $20.5 million and $9.1 million from Inventories and other current assets, net and $129.6 million and $33.9 million from Other assets, net to a reduction of $150.1 million and $43.0 million in Term debt, net of current portion in our condensed consolidated balance sheet as of December 31, 2014 and 2013, respectively. Other than this change in presentation, this accounting standards update did not have an impact on our consolidated financial position, results of operations or cash flows.

Schedule of Unaudited Consolidated Proforma Acquisitions

The following unaudited consolidated pro forma summary has been prepared by adjusting our historical data to give effect to the Transactions as if they had occurred on January 1, 2013 (in millions, except per share amounts):

	Pro Forma - Unaudited
	2014	2013
Total Revenues	$4,221.6	$4,316.2
Net income	301.7	32.4
Net income (loss) attributable to non-controlling interests	20.7	(451.6)

Net income attributable to Restaurant Brands International Inc.	281.0	484.0

Preferred shares dividends	270.0	270.0
Accretion of preferred shares to redemption value	—	546.4

Net income (loss) attributable to common shareholders	$11.0	$(332.4)

Earnings (loss) per common share:
Basic	$0.06	$(1.72)
Diluted	$0.06	$(1.72)